Consolidated balance sheet - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Assets
Cash and balances with central banks	$ 33,877	$ 30,129	$ 45,815
Cash and balances with central banks, percentage movement from prior period	12.00%	(34.00%)
Cash and balances with central banks, percentage movement from same period of prior year	(26.00%)	50.00%
Collateral paid	$ 3,917	$ 4,778	5,339
Collateral paid, percentage movement from prior period	(18.00%)
Collateral paid, percentage movement from same period of prior year	(27.00%)
Trading securities and financial assets measured at fair value through income statement (FVIS)	$ 20,928	40,667	26,280
Trading securities and financial assets measured at fair value through income statement (FVIS), percentage movement from prior period	(49.00%)
Trading securities and financial assets measured at fair value through income statement (FVIS), percentage movement from same period of prior year	(20.00%)
Derivative financial instruments	$ 22,373	23,367	56,661
Derivative financial instruments, percentage movement from prior period	(4.00%)
Derivative financial instruments, percentage movement from same period of prior year	(61.00%)
Investment securities	$ 91,303	91,539	85,789
Investment securities, percentage movement from same period of prior year	6.00%
Loans	$ 688,218	693,059	719,678
Loans, percentage movement from prior period	(1.00%)
Loans, percentage movement from same period of prior year	(4.00%)
Other financial assets	$ 3,312	5,474	5,849
Other financial assets, percentage movement from prior period	(39.00%)
Other financial assets, percentage movement from same period of prior year	(43.00%)
Current tax assets	$ 221
Life insurance assets	$ 3,416	3,593	2,574
Life insurance assets, percentage movement from prior period	(5.00%)
Life insurance assets, percentage movement from same period of prior year	33.00%
Investment in associates	$ 78	61	101
Investment in associates, percentage movement from prior period	28.00%
Investment in associates, percentage movement from same period of prior year	(23.00%)
Property and equipment	$ 3,337	3,910	4,170
Property and equipment, percentage movement from prior period	(15.00%)
Property and equipment, percentage movement from same period of prior year	(20.00%)
Deferred tax assets	$ 2,335	3,064	2,623
Deferred tax assets, percentage movement from prior period	(24.00%)
Deferred tax assets, percentage movement from same period of prior year	(11.00%)
Intangible assets	$ 10,997	11,497	11,943
Intangible assets, percentage movement from prior period	(4.00%)
Intangible assets, percentage movement from same period of prior year	(8.00%)
Other assets	$ 788	808	840
Other assets, percentage movement from prior period	(2.00%)
Other assets, percentage movement from same period of prior year	(6.00%)
Assets held for sale	$ 4,359
Total assets	$ 889,459	911,946	967,662
Total assets, percentage movement from prior period	(2.00%)
Total assets, percentage movement from same period of prior year	(8.00%)
Liabilities
Collateral received	$ 2,504	2,250	12,728
Collateral received, percentage movement from prior period	11.00%
Collateral received, percentage movement from same period of prior year	(80.00%)
Deposits and other borrowings	$ 585,401	591,131	582,920
Deposits and other borrowings, percentage movement from prior period	(1.00%)
Other financial liabilities	$ 42,996	40,925	33,996
Other financial liabilities at fair value through income statement, percentage movement from prior period	5.00%
Other financial liabilities at fair value through income statement, percentage movement from same period of prior year	26.00%
Derivative financial instruments	$ 20,303	23,054	48,089
Derivative financial instruments, percentage movement from prior period	(12.00%)
Derivative financial instruments, percentage movement from same period of prior year	(58.00%)
Debt issues	$ 127,850	150,325	185,835
Debt issues, percentage movement from prior period	(15.00%)
Debt issues, percentage movement from same period of prior year	(31.00%)
Current tax liabilities	$ 26	70	31
Current tax liabilities, percentage movement from prior period	(63.00%)
Current tax liabilities, percentage movement from same period of prior year	(16.00%)
Life insurance liabilities	$ 1,070	1,396	604
Life insurance liabilities, percentage movement from prior period	(23.00%)
Life insurance liabilities, percentage movement from same period of prior year	77.00%
Provisions	$ 3,820	5,287	4,669
Provisions, percentage movement from prior period	(28.00%)
Provisions, percentage movement from same period of prior year	(18.00%)
Deferred tax liabilities	$ 107	126	45
Deferred tax liabilities, percentage movement from prior period	(15.00%)
Deferred tax liabilities, percentage movement from same period of prior year	138.00%
Other liabilities	$ 3,938	5,359	5,292
Other liabilities, percentage movement from prior period	(27.00%)
Other liabilities, percentage movement from same period of prior year	(26.00%)
Liabilities held for sale	$ 3,049
Total liabilities excluding loan capital	$ 791,064	819,923	874,209
Total liabilities excluding loan capital, percentage movement from prior period	(4.00%)
Total liabilities excluding loan capital, percentage movement from same period of prior year	(10.00%)
Loan capital	$ 26,294	23,949	25,807
Loan capital, percentage movement from prior period	10.00%
Loan capital, percentage movement from same period of prior year	2.00%
Total liabilities	$ 817,358	843,872	900,016
Total liabilities, percentage movement from prior period	(3.00%)
Total liabilities, percentage movement from same period of prior year	(9.00%)
Net assets	$ 72,101	68,074	67,646
Net assets, percentage movement from prior period	6.00%
Net assets, percentage movement from same period of prior year	7.00%
Share capital:
Ordinary share capital	$ 41,604	40,509	40,503
Ordinary share capital, percentage movement from prior period	3.00%
Ordinary share capital, percentage movement from same period of prior year	3.00%
Treasury shares and Restricted Share Plan (RSP) treasury shares	$ (603)	(563)	(586)
Treasury shares and RSP treasury shares, percentage movement from prior period	7.00%
Treasury shares and RSP treasury shares, percentage movement from same period of prior year	3.00%
Reserves	$ 1,954	1,544	1,688
Reserves, percentage movement from prior period	27.00%
Reserves, percentage movement from same period of prior year	16.00%
Retained profits	$ 29,097	26,533	25,985
Retained profits, percentage movement from prior period	10.00%
Retained profits, percentage movement from same period of prior year	12.00%
Total equity attributable to owners of WBC	$ 72,052	68,023	67,590
Total equity attributable to owners of WBC, percentage movement from prior period	6.00%
Total equity attributable to owners of WBC, percentage movement from same period of prior year	7.00%
NCI	$ 49	51	56
NCI, percentage movement from prior period	(4.00%)
NCI, percentage movement from same period of prior year	(13.00%)
Total shareholders' equity and NCI	$ 72,101	$ 68,074	$ 67,646
Total shareholders' equity and NCI, percentage movement from prior period	6.00%
Total shareholders' equity and NCI, percentage movement from same period of prior year	7.00%